Insurance Contract Liabilities and Investment Contract Liabilities - Changes in Insurance Contract Liabilities and Reinsurance Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Insurance contract liabilities
Insurance contract liabilities, beginning balance	$ 117,785
Insurance contract liabilities, change in balances on in-force policies	(3,094)	$ 2,757
Insurance contract liabilities, balances arising from new policies	3,780	2,941
Insurance contract liabilities, method and assumption changes	(374)	(371)
Insurance contract liabilities, increase (decrease) in Insurance contract liabilities and Reinsurance assets	312	5,327
Insurance contract liabilities, foreign exchange rate movements	3,499	(2,647)
Insurance contract liabilities, ending balance	121,923	117,785
Reinsurance assets
Reinsurance assets, beginning balance	4,028
Reinsurance assets, change in balances on in-force policies	(129)	(779)
Reinsurance assets, change in balances arising from new policies	128	156
Reinsurance assets, method and assumption changes	(96)	(198)
Reinsurance assets, increase (decrease) in Insurance contract liabilities and Reinsurance assets	(97)	(821)
Reinsurance assets, foreign exchange rate movements	247	(217)
Reinsurance assets, ending balance	4,141	4,028
Net Changes In Insurance Contract Liabilities And Reinsurance Assets [Abstract]
Net insurance contract liabilities and reinsurance assets, beginning balance	113,757
Net change in balances on in-force policies	(2,965)	3,536
Net balance arising from new policies	3,652	2,785
Net method and assumption change	(278)	(173)
Net increase (decrease) in Insurance contract liabilities and Reinsurance assets	409	6,148
Net foreign exchange rate movement	3,252	(2,430)
Net insurance contract liabilities and reinsurance assets, ending balance	117,782	113,757
Balances before Other policy liabilities and assets
Insurance contract liabilities
Insurance contract liabilities, beginning balance	111,091	108,411
Insurance contract liabilities, ending balance	114,902	111,091
Reinsurance assets
Reinsurance assets, beginning balance	3,503	4,541
Reinsurance assets, ending balance	3,653	3,503
Net Changes In Insurance Contract Liabilities And Reinsurance Assets [Abstract]
Net insurance contract liabilities and reinsurance assets, beginning balance	107,588	103,870
Net insurance contract liabilities and reinsurance assets, ending balance	111,249	107,588
Other policy liabilities and assets
Insurance contract liabilities
Insurance contract liabilities, beginning balance	6,694
Insurance contract liabilities, ending balance	7,021	6,694
Reinsurance assets
Reinsurance assets, beginning balance	525
Reinsurance assets, ending balance	488	525
Net Changes In Insurance Contract Liabilities And Reinsurance Assets [Abstract]
Net insurance contract liabilities and reinsurance assets, beginning balance	6,169
Net insurance contract liabilities and reinsurance assets, ending balance	$ 6,533	$ 6,169